Expense Example - Transamerica T Rowe Price Small Cap VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	83	259	450	1,002	108	337	585	1,294